Other Financial Liabilities	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other Financial Liabilities
(16) Other Financial Liabilities
Other financial liabilities as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Financial liabilities measured at amortized cost	¥67,427	¥63,269
Financial liabilities measured at fair value through profit or loss:
Derivatives	115,168	82,256
Lease liabilities	330,040	317,429

Total	¥512,635	¥462,954

Current liabilities	¥209,065	¥182,145
Non-current liabilities	303,570	280,809

Total	¥512,635	¥462,954